Intangible Assets (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Summary of intangible assets subject to amortization

	December 31, 2011		December 31, 2012
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Database	$4,609	$(2,754)	$4,609	$(3,206)
Customer relationships	18,844	(6,476)	18,844	(10,147)
Domain names	—	—	1,460	(10)
Non-compete agreements	1,821	(286)	1,821	(894)
Total	$25,274	$(9,516)	$26,734	$(14,257)

Schedule of estimated future amortization expense for amortizable intangible assets for the next five years
Year Ending December 31,
2013	$3,515
2014	2,478
2015	1,645
2016	1,238
2017	1,110
Thereafter	2,491
Total	$12,477

Schedule of amortization of intangible assets included in depreciation and amortization
	2011	2012
Database/IT system	$373	$452
Customer relationships	2,226	3,671
Domain names	—	10
Non-compete agreements	286	608
	$2,885	$4,741